Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2022
Related Party Transactions.
Schedule of compensation to key management

	2022	2021
Management fees	$2,686,780	$1,526,911
Share-based payments	940,268	4,072,365
	$3,627,048	$5,599,276